SHARE BASED COMPENSATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION (Tables)
Withheld from issuance of restricted stock units vesting and stock option	85,264	55,687
Aggregate intrinsic value of options outstanding		$ 0